Suspended Wells - Summary of Net Changes in Suspended Exploratory Well Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Beginning balance	$ 1,013	$ 908	$ 660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment		(4)	(21)
Charged to dry hole expense		(1)	(34)
Ending balance	$ 1,037	$ 1,013	$ 908